RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2016
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$5,869,910	$386,925	$59,564

Operating limited partnership rents received in advance	41	(1,731)	-

Accrued fund management fees not deducted (deducted) for tax purposes	(872,337)	(691,424)	94,279

Other	9,102,061	2,146,122	449,774

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,484,936)	(400,421)	(1,077,035)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(432,684)	(63,505)	(156,524)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,236,798)	38,200	(408,306)

Income (loss) for tax return purposes, year ended December 31, 2015	$4,945,257	$1,414,166	$(1,038,248)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$5,593,702	$(89,507)	$(80,774)

Operating limited partnership rents received in advance	(1,474)	2,767	479

Accrued fund management fees not deducted (deducted) for tax purposes	(50,225)	(224,967)	-

Other	6,613,088	(143,620)	36,697

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(347,353)	(510,849)	(149,278)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,175)	(73,921)	(118,559)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(5,619,894)	(240,563)	(6,235)

Income (loss) for tax return purposes, year ended December 31, 2015	$6,167,669	$(1,280,660)	$(317,670)

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Total	Series 15	Series 16

Net income (loss) for financial reporting purposes	$2,596,075	$590,961	$3,285

Operating limited partnership rents received in advance	3,009	(2,059)	6,415

Accrued fund management fees not deducted (deducted) for tax purposes	(2,008,044)	(342,524)	40,901

Other	11,474,758	2,850,771	3,046,665

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,114,273)	(455,102)	(711,685)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(550,248)	(105,127)	(162,954)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,305,813)	(669,830)	(95,460)

Income (loss) for tax return purposes, year ended December 31, 2014	$3,095,464	$1,867,090	$2,127,167

For income tax purposes, the fund reports using a December 31 year-end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 17	Series 18	Series 19

Net income (loss) for financial reporting purposes	$930,695	$489,636	$581,498

Operating limited partnership rents received in advance	(1,157)	(74)	(116)

Accrued fund management fees not deducted (deducted) for tax purposes	(1,523,273)	(183,148)	-

Other	2,487,075	2,460,881	629,366

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(435,970)	(400,659)	(110,857)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,697)	(81,919)	(118,551)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,669,536)	(342,148)	(528,839)

Income (loss) for tax return purposes, year ended December 31, 2014	$(3,293,863)	$1,942,569	$452,501

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2016, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2015	$(29,261,568)	$(5,701,029)	$(11,373,043)

Estimated share of loss for the three months ended March 31, 2016	(437,128)	(48,582)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	27,468,772	5,078,894	9,143,256

Impairment loss in investment in operating limited partnerships	(3,397,130)	(189,424)	(1,326,748)

Historic tax credits	5,325,806	-	1,844,836

Other	301,248	860,141	1,711,699

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2016, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2015	$(3,872,136)	$(5,826,248)	$(2,489,112)

Estimated share of loss for the three months ended March 31, 2016	(132,121)	(237,589)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,426,234	5,555,949	3,264,439

Impairment loss in investment in operating limited partnerships	(606,894)	(963,351)	(310,713)

Historic tax credits	1,100,310	2,062,333	318,327

Other	(915,393)	(591,094)	(764,105)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2015, are as follows:

	Total	Series 15	Series 16

Investments in operating limited partnerships - tax return December 31, 2014	$(28,773,464)	$(6,939,252)	$(10,360,889)

Estimated share of loss for the three months ended March 31, 2015	(562,650)	(76,193)	-

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	27,893,359	6,350,536	8,177,820

Impairment loss in investment in operating limited partnerships	(4,659,927)	(747,267)	(1,326,748)

Historic tax credits	5,325,806	-	1,844,836

Other	776,876	1,412,176	1,664,981

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2015, are as follows:

	Series 17	Series 18	Series 19

Investments in operating limited partnerships - tax return December 31, 2014	$(4,434,830)	$(4,780,042)	$(2,258,451)

Estimated share of loss for the three months ended March 31, 2015	(230,032)	(237,589)	(18,836)

Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,187,226	5,062,616	3,115,161

Impairment loss in investment in operating limited partnerships	(1,311,848)	(963,351)	(310,713)

Historic tax credits	1,100,310	2,062,333	318,327

Other	(310,826)	(1,143,967)	(845,488)

Investments in operating limited partnerships - as reported	$-	$-	$-